As filed with the Securities and Exchange Commission on September 12, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  April 30, 2014

Date of reporting period:  July 31, 2013

Item 1. Schedules of Investments.

Logan Capital Large Cap Growth Fund
Schedule of Investments
July 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 26.8%
Amazon.com, Inc. (a)	1,409	$424,419
Bed Bath & Beyond, Inc. (a)	2,477	189,416
Home Depot, Inc.	3,018	238,513
Netflix, Inc. (a)	1,196	292,087
Polaris Industries, Inc.	2,213	248,166
Priceline.com, Inc. (a)	543	475,490
Ralph Lauren Corp.	2,045	372,313
Starbucks Corp.	5,605	399,300
Tiffany & Co.	2,187	173,888
Wynn Resorts Ltd.	1,196	159,223
		2,972,815
Consumer Staples - 4.5%
Estee Lauder Companies, Inc.	4,354	285,840
Monster Beverage Corp. (a)	3,441	209,867
		495,707
Energy - 2.8%
FMC Technologies, Inc. (a)	3,459	184,365
Halliburton Co.	2,787	125,945
		310,310
Financials - 1.7%
CBRE Group, Inc. (a)	8,163	189,137

Health Care - 13.1%
Agilent Technologies, Inc.	3,809	170,377
AmerisourceBergen Corp.	4,108	239,373
Celgene Corp. (a)	1,524	223,815
Express Scripts Holding Co. (a)	2,742	179,738
Mettler-Toledo International, Inc. (a)	815	179,789
Perrigo Co.	1,990	247,536
Waters Corp. (a)	2,160	218,030
		1,458,658
Industrials - 13.2%
Cummins, Inc.	2,562	310,489
Deere & Co.	2,868	238,244
Flowserve Corp.	5,862	332,258
Jacobs Engineering Group, Inc. (a)	3,536	209,331
Precision Castparts Corp.	1,713	379,806
		1,470,128
Information Technology - 32.3%
Accenture PLC (c)	2,911	214,861
Alliance Data Systems Corp. (a)	957	189,275
Amphenol Corp.	4,522	355,248
Apple, Inc.	902	408,155
Citrix Systems, Inc. (a)	4,358	313,863
Cognizant Technology Solutions (a)	2,811	203,488
F5 Networks, Inc. (a)	1,627	142,786
Google, Inc. (a)	294	260,954
Intuit, Inc.	2,393	152,961
Mastercard, Inc.	543	331,561
NetApp, Inc. (a)	5,550	228,216
Oracle Corp.	5,572	180,254
Qualcomm, Inc.	2,749	177,448
Teradata Corp. (a)	2,297	135,799
3D Systems Corp. (a)	3,400	160,582
Trimble Navigation Ltd. (a)	4,680	133,567
		3,589,018
Materials - 4.1%
Airgas, Inc.	1,741	179,689
Sherwin-Williams Co.	1,589	276,756
		456,445

TOTAL COMMON STOCKS (Cost $9,803,759)		10,942,218

SHORT-TERM INVESTMENTS - 2.3%
MONEY MARKET FUNDS - 2.3%
Fidelity Government Portfolio - Class I, 0.01% (b)	257,052	257,052
TOTAL SHORT-TERM INVESTMENTS (Cost $257,052)		257,052
TOTAL INVESTMENTS (Cost $10,060,811) - 100.8%		11,199,270
Liabilities in Excess of Other Assets - (0.8)%		(88,727)
TOTAL NET ASSETS - 100.00%		$11,110,543

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of July 31, 2013.
(c)	U.S. traded security of a foreign issuer or corporation.

The accompanying notes are an integral part of these financial statements

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$10,067,177
Gross unrealized appreciation	1,252,920
Gross unrealized depreciation	(120,827)
Net unrealized appreciation	$1,132,093

* The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2013 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund's securities as of July 31, 2013 (Unaudited):

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$2,972,815	$-	$-	$2,972,815
Consumer Staples	495,707	-	-	495,707
Energy	310,310	-	-	310,310
Financials	189,137	-	-	189,137
Health Care	1,458,658	-	-	1,458,658
Industrials	1,470,128	-	-	1,470,128
Information Technology	3,589,018	-	-	3,589,018
Materials	456,445	-	-	456,445
Total Common Stock	10,942,218	-	-	10,942,218
Short-Term Investments	257,052	-	-	257,052
Total Investments in Securities	$11,199,270	$-	$-	$11,199,270

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2013, the Fund recognized no transfers between levels. There were no level 3 securities held in the Fund during the period ended July 31, 2013.

Logan Capital Long/Short Fund
Schedule of Investments
July 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Consumer Discretionary - 22.4%
Bed Bath & Beyond, Inc. (a)(d)	815	$62,323
DIRECTV (a)(d)	1,297	82,062
Homeaway, Inc. (a)(d)	1,900	57,209
Home Depot, Inc. (d)	932	73,655
McDonald's Corp. (d)	1,622	159,085
Nike, Inc. (d)	1,142	71,855
PetSmart, Inc. (d)	522	38,221
Priceline.com, Inc. (a)(d)	83	72,680
Ralph Lauren Corp. (d)	391	71,185
Scripps Networks Interactive, Inc. (d)	711	50,317
Starbucks Corp. (d)	828	58,987
Tractor Supply Co. (d)	615	74,495
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	529	53,376
		925,450
Consumer Staples - 4.6%
Monster Beverage Corp. (a)(d)	456	27,811
Philip Morris International, Inc. (d)	1,796	160,167
		187,978
Energy - 9.7%
Chevron Corp. (d)	1,342	168,944
FMC Technologies, Inc. (a)(d)	1,111	59,216
Royal Dutch Shell PLC - ADR (c)(d)	2,400	170,089
		398,249
Financials - 5.7%
Affiliated Managers Group (a)(d)	446	80,436
CBRE Group, Inc. (a)(d)	3,451	79,960
T. Rowe Price Group, Inc. (d)	987	74,262
		234,658
Health Care - 8.1%
GlaxoSmithKline PLC - ADR (c)(d)	1,611	82,097
Johnson & Johnson (d)	949	88,731
Merck & Co., Inc. (d)	1,686	81,215
Pfizer, Inc. (d)	2,749	80,353
		332,396
Industrials - 13.6%
Caterpillar, Inc. (d)	620	51,404
CSX Corp. (d)	2,495	61,901
Cummins, Inc. (d)	626	75,865
Deere & Co. (d)	725	60,226
General Electric Co. (d)	6,705	163,401
Middleby Corp. (a)(d)	396	70,861
Precision Castparts Corp. (d)	352	78,045
		561,703
Information Technology - 19.9%
Apple, Inc. (d)	186	84,165
Citrix Systems, Inc. (a)(d)	540	38,891
Cognizant Technology Solutions (a)(d)	838	60,663
F5 Networks, Inc. (a)(d)	384	33,700
Fiserv, Inc. (a)(d)	772	74,297
Google, Inc. (a)(d)	62	55,031
Intel Corp. (d)	6,533	152,219
IPG Photonics Corp. (d)	1,115	67,904
Mastercard, Inc. (d)	124	75,716
Oracle Corp. (d)	1,882	60,883
Qualcomm, Inc. (d)	724	46,734
3D Systems Corp. (a)(d)	1,484	70,089
		820,292
Materials - 9.6%
Airgas, Inc. (d)	670	69,151
Ecolab, Inc. (d)	924	85,137
E. I. du Pont de Nemours & Co. (d)	3,008	173,532
Sherwin-Williams Co. (d)	403	70,191
		398,011
Telecommunication Services - 3.9%
AT&T, Inc. (d)	4,569	161,148

TOTAL COMMON STOCKS (Cost $3,498,489)		4,019,885

REITS - 3.0%
American Tower Corp. (d)	985	69,728
Public Storage (d)	351	55,886
TOTAL REITS (Cost $122,132)		125,614

SHORT-TERM INVESTMENTS - 33.6%
MONEY MARKET FUNDS - 33.6%
Fidelity Government Portfolio - Class I, 0.01% (b)(d)	1,385,366	1,385,366
TOTAL SHORT-TERM INVESTMENTS (Cost $1,385,366)		1,385,366
TOTAL INVESTMENTS (Cost $5,005,987) - 134.1%		5,530,865
Liabilities in Excess of Other Assets - (34.1)%		(1,406,311)
TOTAL NET ASSETS - 100.00%		$4,124,554

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of July 31, 2013.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

Logan Capital Long/Short Fund
Schedule of Securities Sold Short
July 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 35.0%
Consumer Discretionary - 3.9%
Lululemon Athletica, Inc.	2,300	$160,011

Health Care - 10.8%
Amedisys, Inc.	11,078	138,586
Athenahealth, Inc.	2,112	236,438
PerkinElmer, Inc.	2,011	68,555
		443,579
Industrials - 3.6%
Robert Half International, Inc.	4,024	149,854

Information Technology - 16.7%
Dolby Laboratories, Inc.	4,500	148,005
Faro Technologies, Inc.	1,400	51,422
International Business Machines Corp.	1,139	222,150
Plexus Corp.	4,000	139,880
Vistaprint NV (a)	2,500	127,450
		688,907

TOTAL SECURITIES SOLD SHORT (Proceeds $1,315,391)		$1,442,351

(a)	U.S. traded security of a foreign issuer or corporation.

The accompanying notes are an integral part of these financial statements

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$5,009,055
Gross unrealized appreciation	549,010
Gross unrealized depreciation	(27,200)
Net unrealized appreciation	$521,810

*The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2013 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds,closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Long/Short Fund's net assets as of July 31, 2013 (Unaudited):

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$925,450	$-	$-	$925,450
Consumer Staples	187,978	-	-	187,978
Energy	398,249	-	-	398,249
Financials	234,658	-	-	234,658
Health Care	332,396	-	-	332,396
Industrials	561,703	-	-	561,703
Information Technology	820,292	-	-	820,292
Materials	398,011	-	-	398,011
Telecommunication Services	161,148	-	-	161,148
Total Common Stock	4,019,885	-	-	4,019,885
REITs	125,614	-	-	125,614
Short-Term Investments	1,385,366	-	-	1,385,366
Total Investments in Securities	$5,530,865	$-	$-	$5,530,865
Total Securities Sold Short	$1,442,351	$-	$-	$1,442,351

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2013, the Fund recognized no transfers between levels. There were no level 3 securities held in the Fund during the period ended July 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date  9/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  9/9/2013

By (Signature and Title)*/s/Cheryl L. King
 Cheryl L. King, Treasurer

Date  9/9/2013

* Print the name and title of each signing officer under his or her signature.